Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Common stock [member]
Statement [LineItems]
Ordinary shares issuance cost	€ 100,370	€ 15,038,362